Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
(12)	ACCRUED EXPENSES AND OTHER PAYABLES
Accrued expenses and other payables consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Refund liability*	16,126,030	19,976,189
Accrued payroll and welfare	19,664,360	20,228,470
Accrued test monitoring fees	2,432,153	2,432,153
Accrued professional services expenses	2,658,861	3,791,413
Income taxes payable	22,781	14,834
Other current liabilities	7,269,910	9,461,451

Total accrued expenses and other payables	48,174,095	55,904,510

Other current liabilities as of December 31, 2021 and 2022 mainly include accrued advertising and outsourcing fees, value-added tax and other taxes payable, and other operating expense payable.
*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.